Nature of the Business - Additional Information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 02, 2019 USD ($) $ / shares shares	Jun. 14, 2019	Mar. 15, 2019 USD ($) shares	Apr. 30, 2019 shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 shares	Sep. 30, 2019 USD ($) shares	Jun. 30, 2019 shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Mar. 28, 2019 shares
Subsidiary, Sale of Stock [Line Items]
Cash flows from operating activities | $									$ (24,103)	$ (8,513)	$ (15,377)	$ (4,027)
Accumulated deficit | $							$ (67,738)		(67,738)		(31,555)	(14,043)
Proceeds from convertible debt | $									3,128	9,000	11,700	$ 4,250
Conversion of debt outstanding principal value | $									7,102	$ 26,087	26,087
Cash and cash equivalents and short-term | $							$ 161,600		$ 161,600
Stock split ratio, description									One-for-1.2987
Stock split, conversion ratio		1.2987
Common Stock
Subsidiary, Sale of Stock [Line Items]
Shares issued and sold							6,414,842
Initial Public Offering | Common Stock
Subsidiary, Sale of Stock [Line Items]
Shares issued and sold	6,414,842
Public offering price pre share | $ / shares	$ 16.00
Net proceeds from initial public offering | $	$ 93,000
Underwriting discounts and commissions | $	7,200
Estimated offering expenses | $	$ 2,400
Underwriters' Over-Allotment Option [Member] | Common Stock
Subsidiary, Sale of Stock [Line Items]
Shares issued and sold	836,718
Series B Redeemable Convertible Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Redeemable convertible preferred stock, shares issued					4,953,758
Proceeds from issuance of redeemable convertible preferred stock | $					$ 75,000
Redeemable convertible preferred stock, new shares issued								5,422,845
Number of shares issued upon conversion of debt				137,743		331,344
Cash and cash equivalents and short-term | $											$ 13,900
Temporary Equity, shares outstanding							0	5,422,845	0		0
Redeemable Convertible Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Redeemable convertible preferred stock, shares issued							0		0
Temporary Equity, shares outstanding	12,962,045						0		0
Redeemable Convertible Preferred Stock | Common Stock
Subsidiary, Sale of Stock [Line Items]
Conversion of stock, shares issued	16,833,790
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Stock split ratio, description		One-for-1.2987
Stock split, conversion ratio		1.2987
Subsequent Event | Series B Redeemable Convertible Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Redeemable convertible preferred stock, shares issued					5,285,102
Proceeds from issuance of redeemable convertible preferred stock | $					$ 75,000
Redeemable convertible preferred stock, new shares issued					4,953,758
Proceeds from convertible debt | $			$ 5,000		$ 5,000
Number of shares issued upon conversion of debt			331,344		331,344
Conversion of debt outstanding principal value | $			$ 4,300		$ 4,300
Temporary Equity, shares outstanding													5,285,102